Business Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

Years Ended March 31,	2020	2019	2018
Revenues:
Healthcare	$1,986,809	$1,848,485	$1,745,119
Life Sciences	416,939	378,558	361,590
Applied Sterilization Technologies	627,147	555,127	513,287
Total revenues	$3,030,895	$2,782,170	$2,619,996
Operating income (loss):
Healthcare	420,636	387,906	352,620
Life Sciences	144,088	132,129	123,889
Applied Sterilization Technologies	270,917	221,828	196,297
Total reportable segments	835,641	741,863	672,806
Corporate	(207,015)	(184,900)	(162,999)
Total operating income before adjustments	$628,626	$556,963	$509,807
Less: Adjustments
Amortization of acquired intangible assets (1)	71,675	86,878	67,793
Acquisition and integration related charges (2)	8,225	8,901	16,211
Redomiciliation and tax restructuring costs (3)	3,699	8,783	—
(Gain) on fair value adjustment of acquisition related contingent consideration (1)	—	(842)	(593)
Net loss (gain) on divestiture of businesses (1)	1,770	(1,370)	14,547
Amortization of property "step up" to fair value (1)	2,392	2,440	1,599
Restructuring charges (4)	3,143	40,708	103
Impact of the U.S. Tax Cuts and Jobs Act (5)	—	—	10,264
COVID-19 incremental costs (6)	749	—	—
Total operating income	$536,973	$411,465	$399,883

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

March 31,	2020	2019
Property, Plant, and Equipment, Net
Ireland	$47,459	$41,137
United States	632,333	577,113
Other locations	432,063	413,332
Property, Plant, and Equipment, Net	$1,111,855	$1,031,582

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Years Ended March 31,	2020	2019	2018
Revenues:
Ireland	$63,821	$56,784	$48,246
United States	2,211,722	1,976,814	1,836,414
Other locations	755,352	748,572	735,336
Total Revenues	$3,030,895	$2,782,170	$2,619,996

Revenue from External Customers by Products and Services [Table Text Block]

Years Ended March 31,	2020	2019	2018
Healthcare:
Capital equipment	$617,712	587,680	538,515
Consumables	486,425	443,851	430,907
Service	882,672	816,954	775,697
Total Healthcare Revenues	$1,986,809	$1,848,485	$1,745,119
Life Sciences:
Capital equipment	$112,747	102,714	100,555
Consumables	185,904	161,780	150,656
Service	118,288	114,064	110,379
Total Life Sciences Revenues	$416,939	$378,558	$361,590
Applied Sterilization Technologies Service Revenues	$627,147	$555,127	$513,287
Total Revenues	$3,030,895	$2,782,170	$2,619,996

Other Expense
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

Years Ended March 31,	2020	2019	2018
Capital Expenditures
Healthcare and Life Sciences	$84,648	$89,638	$69,264
Applied Sterilization Technologies	129,868	100,077	96,193
Total Capital Expenditures	$214,516	$189,715	$165,457
Depreciation, Depletion, and Amortization
Healthcare and Life Sciences (1) (2)	$92,193	$114,656	$81,294
Applied Sterilization Technologies (1)	105,042	111,265	97,038
Total Depreciation, Depletion, and Amortization	$197,235	$225,921	$178,332

Assets
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

March 31,	2020	2019
Assets:
Healthcare and Life Sciences	$2,705,377	$2,417,201
Applied Sterilization Technologies	2,720,205	2,655,870
Total assets	$5,425,582	$5,073,071